SHARE-BASED COMPENSATION ARRANGEMENTS (Details 1)		12 Months Ended
		Dec. 31, 2021 Share £ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options | Share		6,026,000	6,026,000	3,781,000	4,828,000
Exercise price | $ / shares			$ 6.54	$ 2.19	$ 3.95
March 20, 2017
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options | Share		217,000	217,000
March 20, 2017 | Originally granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		£ 2.44
Exercisable date from		March 20, 2019
March 20, 2017 | Amended Granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		£ 1.60
Exercisable date from		July 28, 2021
June 18, 2017
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options | Share		116,000	116,000
June 18, 2017 | Originally granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		£ 2.99
Exercisable date from		June 18, 2019
June 18, 2017 | Amended Granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		£ 1.60
Exercisable date from		July 28, 2021
November 5, 2017
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options | Share		391,000	391,000
November 5, 2017 | Originally granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		£ 4.31
Exercisable date from		November 5, 2019
November 5, 2017 | Amended Granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		£ 1.60
Exercisable date from		July 28, 2021
January 23, 2018
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options | Share		1,163,000	1,163,000
January 23, 2018 | Originally granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		£ 4.37
Exercisable date from		January 23, 2020
January 23, 2018 | Amended Granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		£ 1.60
Exercisable date from		July 31, 2021
June 20, 2018
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options | Share		52,000	52,000
June 20, 2018 | Originally granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		£ 4.37
Exercisable date from		June 20, 2020
June 20, 2018 | Amended Granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		£ 1.60
Exercisable date from		July 31, 2021
April 2, 2019
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options | Share	[1]	265,174	265,174
April 2, 2019 | Originally granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercisable date from	[1]	April 2, 2019
April 2, 2019 | Amended Granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	[1]	£ 1.60
Exercisable date from	[1]	July 28, 2021
Minimum | April 2, 2019 | Originally granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		£ 2.06
Maximum | April 2, 2019 | Originally granted
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	[1]	£ 18.27

[1]	Granted as part of RhythmOne’s acquisition as listed above.